Right-of-Use Assets - Disclosure of Amounts Recognised in Profit or Loss (Details) - NZD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2021	Jan. 31, 2020	Jan. 31, 2019
Right-of-use Assets
Interest of lease liabilities (Note 6b)	$ 1,405	$ 1,674